AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 99.1%
Communication Services - 8.5%
Comcast Corp., Class A	271,757	$13,585,132
The Interpublic Group of Cos., Inc.	182,702	6,493,229
Verizon Communications, Inc.	251,929	13,410,181

Total Communication Services		33,488,542
Consumer Discretionary - 6.9%
Advance Auto Parts, Inc.	27,141	6,283,413
Genuine Parts Co.	29,217	3,892,581
Magna International, Inc. (Canada)	84,049	6,775,190
Target Corp.	46,023	10,144,850

Total Consumer Discretionary		27,096,034
Consumer Staples - 10.5%
The JM Smucker Co. [1]	28,890	4,061,356
Kimberly-Clark Corp.	65,805	9,058,058
PepsiCo, Inc.	41,056	7,124,037
Sysco Corp.	107,394	8,392,841
Unilever PLC, Sponsored ADR (United Kingdom)[1]	193,383	9,937,953
Walgreens Boots Alliance, Inc.	57,095	2,841,047

Total Consumer Staples		41,415,292
Energy - 8.9%
Enterprise Products Partners LP, MLP	323,181	7,639,999
Kinder Morgan, Inc.	509,815	8,850,388
Magellan Midstream Partners LP, MLP	51,906	2,536,646
Marathon Petroleum Corp.	104,446	7,494,001
The Williams Cos., Inc.	294,663	8,822,210

Total Energy		35,343,244
Financials - 20.2%
Axis Capital Holdings, Ltd. (Bermuda)	103,221	5,881,533
Chubb, Ltd. (Switzerland)	42,218	8,328,767
CNA Financial Corp.	92,422	4,243,094
Fidelity National Financial, Inc.	158,730	7,992,055
M&T Bank Corp.	47,583	8,059,608
The PNC Financial Services Group, Inc.	30,181	6,216,984
The Progressive Corp.	103,195	11,213,169
Truist Financial Corp.	202,662	12,731,227
U.S. Bancorp	195,537	11,378,298
Willis Towers Watson PLC (United Kingdom)	17,310	4,049,848

Total Financials		80,094,583
Health Care - 13.0%
AbbVie, Inc.	77,554	10,616,367
Amgen, Inc.	29,313	6,658,155
	Shares	Value

Bristol-Myers Squibb Co.	155,827	$10,111,614
Cerner Corp.	22,102	2,015,702
Medtronic PLC (Ireland)	15,643	1,618,894
Merck & Co., Inc.	36,940	3,009,871
Pfizer, Inc.	171,144	9,017,577
Premier, Inc., Class A	217,361	8,307,538

Total Health Care		51,355,718
Industrials - 6.9%
General Dynamics Corp.	36,151	7,667,627
Lockheed Martin Corp.	13,221	5,144,688
United Parcel Service, Inc., Class B	72,094	14,578,128

Total Industrials		27,390,443
Information Technology - 14.5%
Cisco Systems, Inc.	195,640	10,891,279
Corning, Inc.	343,612	14,445,448
CSG Systems International, Inc.	54,351	3,085,506
Fidelity National Information Services, Inc.	35,313	4,234,735
NortonLifeLock, Inc.	177,669	4,621,171
Oracle Corp.	142,666	11,578,773
QUALCOMM, Inc.	47,807	8,402,558

Total Information Technology		57,259,470
Utilities - 9.7%
The AES Corp.	562,607	12,478,623
Atlantica Sustainable Infrastructure PLC (United Kingdom)[1]	204,600	6,676,098
Black Hills Corp.	83,971	5,688,196
IDACORP, Inc.	60,550	6,673,821
Vistra Corp.	317,178	6,917,652

Total Utilities		38,434,390

Total Common Stocks (Cost $267,068,284)		391,877,716
Short-Term Investments - 0.9%
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	2,428,557	2,428,557
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	1,251,075	1,251,075

Total Short-Term Investments (Cost $3,679,632)		3,679,632
Total Investments - 100.0% (Cost $270,747,916)		395,557,348
Other Assets, less Liabilities - 0.0%#		87,061
Net Assets - 100.0%		$395,644,409

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
#	Less than 0.05%.
[1]	Some of these securities, amounting to $12,566,394 or 3.2% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$391,877,716	—	—	$391,877,716
Short-Term Investments
Other Investment Companies	3,679,632	—	—	3,679,632
Total Investments in Securities	$395,557,348	—	—	$395,557,348

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,566,394	—	$12,726,889	$12,726,889
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	02/17/22-11/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.